Financial instruments - Fair values and risk management - Currency risk (Details) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 £ / €	Mar. 31, 2025 $ / €	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 £ / €	Mar. 31, 2024 $ / €	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 £ / €	Mar. 31, 2023 $ / €
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1	1	1					0.8371	1.0817			0.8548	1.0793			0.8791	1.0839
Promissory notes maturing October 2023
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of notes				€ 230,000,000	$ 250.0
Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	€ 0	€ 0	€ 0
Monetary liabilities | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	198,800,000		876,500,000
Monetary liabilities | United States of America, Dollars | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure | $							$ 215.0								$ 950.0
Non-current maturities of debt | United States of America, Dollars | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure			259,100,000												280.8
Pre-delivery payments due to aircraft manufacturer, Boeing | United States of America, Dollars | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	198,800,000		617,400,000				215.0								669.2
Cash and liquid resources | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	790,000,000	792,900,000	708,100,000
Cash and liquid resources | United States of America, Dollars | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	681,900,000	727,800,000	619,300,000				$ 737.6				$ 785.5				$ 671.3
Cash and liquid resources | United Kingdom, Pounds | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	€ 108,100,000	€ 65,100,000	€ 88,800,000			£ 90.5				£ 55.6				£ 78.1